Virtus Duff & Phelps Real Estate Securities Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated November 22, 2019, to the Summary Prospectuses and Statutory Prospectus, each dated April 30, 2019, each as supplemented

Important Notice to Investors

Effective December 1, 2019, the Series’ investment adviser, Virtus Investment Advisers, Inc., will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the Series’ summary prospectuses and the summary section of the Series’ statutory prospectus, the information in the “Annual Series Operating Expenses” tables and associated footnotes will be replaced with the following, as applicable:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.19%	0.19%
Total Annual Series Operating Expenses	1.19%	0.94%
Less: Expense Reimbursement(a)	(0.05%)	(0.05%)
Total Annual Series Operating Expenses After Expense Reimbursement(a)	1.14%	0.89%

(a)	The Series’ investment adviser has contractually agreed to limit the Series’ total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.14% for Class A Shares and 0.89% for Class I Shares through April 30, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the information in the “Example” table will be replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
Class A	$116	$373	$650	$1,439
Class I	$91	$295	$515	$1,150

In the section “Management of the Series” under the heading “The Adviser” beginning on page 7 of the statutory prospectus, the second paragraph under the table will be replaced with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to the extent that such expenses exceed 1.14% of the Series’ Class A Shares and 0.89% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2021. After April 30, 2021, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8502 DPRES NewExpCaps (11/19)

Virtus KAR Small-Cap Growth Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated November 22, 2019, to the Summary Prospectuses and Statutory Prospectus, each dated April 30, 2019, each as supplemented

Important Notice to Investors

Effective December 1, 2019, the Series’ investment adviser, Virtus Investment Advisers, Inc., will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the Series’ summary prospectuses and the summary section of the Series’ statutory prospectus, the information in the “Annual Series Operating Expenses” tables and associated footnotes will be replaced with the following, as applicable:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.17%	0.18%
Total Annual Series Operating Expenses	1.27%	1.03%
Less: Expense Reimbursement(a)	(0.11%)	(0.12%)
Total Annual Series Operating Expenses After Expense Reimbursement(a)	1.16%	0.91%

(a)	The Series’ investment adviser has contractually agreed to limit the Series’ total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.16% for Class A Shares and 0.91% for Class I Shares through April 30, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the information in the “Example” table will be replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
Class A	$118	$392	$686	$1,524
Class I	$93	$316	$557	$1,249

In the section “Management of the Series” under the heading “The Adviser” beginning on page 6 of the statutory prospectus, the second paragraph under the table will be replaced with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to the extent that such expenses exceed 1.16% of the Series’ Class A Shares and 0.91% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2021. After April 30, 2021, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8505 KARSCG NewExpCaps (11/19)

Virtus SGA International Growth Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated November 22, 2019, to the Summary Prospectuses and Statutory Prospectus, each dated April 30, 2019, as supplemented

Important Notice to Investors

Effective December 1, 2019, the Series’ investment adviser, Virtus Investment Advisers, Inc., will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the Series’ summary prospectuses and the summary section of the Series’ statutory prospectus, the information in the “Annual Series Operating Expenses” tables and associated footnotes will be replaced with the following, as applicable:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.17%	0.17%
Total Annual Series Operating Expenses	1.17%	0.92%
Less: Expense Reimbursement(a)	(0.01%)	(0.01%)
Total Annual Series Operating Expenses After Expense Reimbursement(a)	1.16%	0.91%

(a)	The Series’ investment adviser has contractually agreed to limit the Series’ total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.16% for Class A Shares and 0.91% for Class I Shares through April 30, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the information in the “Example” table will be replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
Class A	$118	$371	$643	$1,419
Class I	$93	$292	$508	$1,130

In the section “Management of the Series” under the heading “The Adviser” beginning on page 7 of the statutory prospectus, the second paragraph under the table will be replaced with the following:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to the extent that such expenses exceed 1.16% of the Series’ Class A Shares and 0.91% of the Series Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2021. After April 30, 2021, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8500 SGAInt’lGr NewExpCaps (11/19)

Virtus Duff & Phelps Real Estate Securities Series,

Virtus KAR Small-Cap Growth Series and Virtus SGA International Growth Series

each a series of Virtus Variable Insurance Trust

Supplement dated November 22, 2019 to the Statement of

Additional Information (“SAI”) dated April 30, 2019, as supplemented

Important Notice to Investors

Effective December 1, 2019, the Series’ investment adviser, Virtus Investment Advisers, Inc., will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 76-78 of the Series’ SAI, the rows in the second table corresponding to each Series will be replaced with the following and the new footnote added after the table:

Series	Class	Expense Cap
Duff & Phelps Real Estate Securities Series*	Class A Class I	1.14 0.89	% %
KAR Small-Cap Growth Series*	Class A Class I	1.16 0.91	% %
SGA International Growth Series*	Class A Class I	1.16 0.91	% %

* Contractual through April 30, 2021.

Investors should retain this supplement with the SAI for future reference.

VVIT SAI/DPRES&KARSCG&SGAInt’lGr NewExpCaps (11/19)